Pension Plans (Tables)	9 Months Ended
Dec. 31, 2023
Net Pension Cost of Defined Benefit Plans
Net periodic pension cost for the nine months ended December 31, 2022 and 2023 consists of the following:

	Millions of yen
	Nine months ended December 31, 2022	Nine months ended December 31, 2023
Japanese plans:
Service cost	¥4,290	¥4,178
Interest cost	522	904
Expected return on plan assets	(2,051)	(2,027)
Amortization of prior service credit	(19)	(63)
Amortization of net actuarial loss	58	45

Net periodic pension cost	¥2,800	¥3,037

	Millions of yen
	Nine months ended December 31, 2022	Nine months ended December 31, 2023
Overseas plans:
Service cost	¥2,741	¥2,155
Interest cost	1,533	2,416
Expected return on plan assets	(3,561)	(4,715)
Amortization of prior service credit	(238)	(273)
Amortization of net actuarial loss	11	1
Amortization of transition obligation	1	1

Net periodic pension cost	¥487	¥(415)

Note:	Net periodic pension cost is charged in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.

Net periodic pension cost for the three months ended December 31, 2022 and 2023 consists of the following:

	Millions of yen
	Three months ended December 31, 2022	Three months ended December 31, 2023
Japanese plans:
Service cost	¥1,465	¥1,418
Interest cost	175	303
Expected return on plan assets	(689)	(675)
Amortization of prior service credit	(6)	(21)
Amortization of net actuarial loss	20	14

Net periodic pension cost	¥965	¥1,039

	Millions of yen
	Three months ended December 31, 2022	Three months ended December 31, 2023
Overseas plans:
Service cost	¥928	¥719
Interest cost	523	946
Expected return on plan assets	(1,213)	(1,614)
Amortization of prior service credit	(81)	(90)
Amortization of net actuarial loss	4	0
Amortization of transition obligation	0	0

Net periodic pension cost	¥161	¥(39)

Note:	Net periodic pension cost is charged in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.